Submission	Apr. 17, 2025
Submission [Line Items]
Central Index Key	0001077428
Registrant Name	TEXAS CAPITAL BANCSHARES INC/TX
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A